Restricted Cash	12 Months Ended
Dec. 31, 2011
Restricted Cash/Receivables, Net [Abstract]
RESTRICTED CASH

10.    RESTRICTED CASH

Restricted cash as at December 31 consisted of the following:

millions of Canadian dollars	2011	2010
Restricted cash – BLPC (1)	$11.2	-
Restricted cash – Emera (2)	-	$58.4
Restricted cash – Other	2.8	0.2
	$14.0	$58.6
(1)	This cash is held for the SIF at BLPC for the purpose of building an insurance fund to cover risk against damage and consequential loss to certain of BLPC’s generating, transmission and distribution systems. The cash is not available for the Company to use in its operations.
(2)	The cash was held for purposes of the CPUV acquisition and was not available for the Company to use in its operations.